Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund,
Virtus Seix Investment Grade Tax-Exempt Bond Fund,

Virtus Seix North Carolina Tax-Exempt Bond Fund and Virtus Seix Virginia Intermediate
Municipal Bond Fund, each a series of Virtus Asset Trust

Supplement dated June 7, 2018 to the Prospectuses dated April 30, 2018, as supplemented

Important Notice To Investors

Effective June 7, 2018, Dusty Self is added as portfolio manager of Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund (the “Funds”).

The following disclosure is hereby added under “Portfolio Management” in the summary prospectuses for each of the Funds, and in the summary sections of the Funds’ statutory prospectus:

> Dusty Self, Managing Director and Portfolio Manager of Seix, has co-managed the fund since June 2018.

In the section “Portfolio Management” on pages 172 and 173 of the statutory prospectus, the table under the subheading “Seix” is hereby amended for the Funds with the following:

Virtus Seix Georgia Tax-Exempt Bond Fund	Chris Carter (since 2003) Dusty Self (since June 2018)
Virtus Seix High Grade Municipal Bond Fund	Ronald Schwartz (since 1994) Dusty Self (since June 2018)
Virtus Seix Investment Grade Tax-Exempt Bond Fund	Ronald Schwartz (since 1992) Dusty Self (since June 2018)
Virtus Seix North Carolina Tax-Exempt Bond Fund	Chris Carter (since 2005) Dusty Self (since June 2018)
Virtus Seix Virginia Intermediate Municipal Bond Fund	Chris Carter (since 2011) Dusty Self (since June 2018)

All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement for future reference.

VAT 8622/SeixPMChanges (6/2018)

Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund,
Virtus Seix Investment Grade Tax-Exempt Bond Fund,

Virtus Seix North Carolina Tax-Exempt Bond Fund and Virtus Seix Virginia Intermediate
Municipal Bond Fund, each a series of Virtus Asset Trust

Supplement dated June 7, 2018 to the

Statement of Additional Information (“SAI”) dated April 30, 2018, as supplemented

Important Notice to Investors

Effective June 7, 2018, Dusty Self is added as portfolio manager of Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund (the “Funds”). The resulting disclosure changes to the Funds’ SAI that are effective on June 7, 2018 are described below.

The disclosure in the table under “Portfolio Managers” beginning on page 106 of the SAI is hereby amended by adding Ms. Self as Portfolio Manager of the Funds.

The row for Ms. Self in the “Other Accounts Managed (no Performance-Based Fees)” table beginning on page 108 of the SAI is hereby amended with the following information and an associated footnote will be added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dusty Self*	1	$27.4 million	0	$0	5	$66.3 million

*As of April 30, 2018.

The disclosure for Ms. Self in the table under “Portfolio Manager Fund Ownership” beginning on page 111 of the SAI is hereby amended by replacing it with the disclosure below. In addition, an associated footnote is hereby added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed ($)
Dusty Self *

Seix Georgia Tax-Exempt Bond Fund − None

Seix High Grade Municipal Bond Fund − None

Seix Investment Grade Tax-Exempt Bond Fund − None

Seix North Carolina Tax-Exempt Bond Fund − None

Seix Short-Term Municipal Bond Fund − 10,001 – 50,000

Seix Virginia Intermediate Municipal Bond Fund − None

*As of April 30, 2018.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B/SeixPMChanges (6/2018)